Offerings	May 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	(1) Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. Includes Class A ordinary shares that may be purchased by the underwriters pursuant to their option to purchase additional Class A ordinary shares to cover over-allotment, if any. (2) In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 21,562,500.00
Amount of Registration Fee	$ 2,977.78
Offering Note	(1) Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. Includes Class A ordinary shares that may be purchased by the underwriters pursuant to their option to purchase additional Class A ordinary shares to cover over-allotment, if any. (2) In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.